Vessels, Port Terminals and Other Fixed, Net (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Carrying balance of dry dock	$ 495,919	$ 522,616
Impairment loss	(3,195)	(21,966)	$ 0
Land Port Murtinho [Member] | Navios Logistics [Member]
Property, Plant and Equipment [Line Items]
Area of land				9.0
Development costs	1,580
Capitalized interest	807	713
Iron Ore Port [Member] | Navios Logistics [Member] | Stockpile [Member]
Property, Plant and Equipment [Line Items]
Purchase price	1,907
Iron Ore Port [Member] | Navios Logistics [Member] | Crane [Member]
Property, Plant and Equipment [Line Items]
Purchase price	597
Construction of six liquid barges [Member] | Navios Logistics [Member]
Property, Plant and Equipment [Line Items]
Capitalized interest		1,062
Carrying balance of dry dock		19,501
Construction Of Two New Tanks In Liquid Port Terminal [Member] | Navios Logistics [Member]
Property, Plant and Equipment [Line Items]
Carrying balance of dry dock		1,843
Installation of a crane in grain port terminal [Member] | Navios Logistics [Member]
Property, Plant and Equipment [Line Items]
Carrying balance of dry dock		3,803
Malva H [Member]
Property, Plant and Equipment [Line Items]
Carrying balance of dry dock	732
Proceeds from Sale of Other Property, Plant, and Equipment	2,186
Impairment loss	778
Assets, Fair Value Disclosure	2,186
Certain Barges [Member]
Property, Plant and Equipment [Line Items]
Impairment loss	$ 2,417
Seller's Credit Agreement for the Navios Logistics 2020 Fleet [Member] | Navios Logistics [Member]
Property, Plant and Equipment [Line Items]
Purchase price		30,000
Carrying balance of dry dock		$ 31,960
Description of scope		for the acquisition of three pushboats and 18 tank barges
Acquisition date of vessel		March 22, 2021
Navios Partners [Member]
Property, Plant and Equipment [Line Items]
Number of owned vessels	21